JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.8%
Aerospace & Defense — 0.9%
AAR Corp.	14	259
Aerojet Rocketdyne Holdings, Inc. * (a)	27	1,057
Axon Enterprise, Inc. *	21	1,905
Curtiss-Wright Corp.	15	1,352
Kaman Corp.	35	1,352
Moog, Inc., Class A	20	1,244
Triumph Group, Inc.	16	104

		7,273

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc. *	9	524
Echo Global Logistics, Inc. *	10	253
Forward Air Corp.	11	620
Hub Group, Inc., Class A *	61	3,059
XPO Logistics, Inc. *	35	2,980

		7,436

Airlines — 0.2%
Hawaiian Holdings, Inc.	1	13
JetBlue Airways Corp. *	94	1,070
SkyWest, Inc.	18	543

		1,626

Auto Components — 1.4%
Adient plc *	34	593
American Axle & Manufacturing Holdings, Inc. *	49	280
Cooper Tire & Rubber Co.	18	583
Dana, Inc.	129	1,586
Gentex Corp.	84	2,166
Goodyear Tire & Rubber Co. (The)	82	625
LCI Industries	10	1,031
Lear Corp.	32	3,434
Visteon Corp. * (a)	9	637

		10,935

Automobiles — 0.5%
Harley-Davidson, Inc. (a)	52	1,281
Thor Industries, Inc.	19	1,852
Winnebago Industries, Inc.	13	687

		3,820

Banks — 5.1%
Ameris Bancorp	11	253
Associated Banc-Corp.	124	1,570
BancorpSouth Bank	37	710
Bank OZK	43	920
Banner Corp.	50	1,604
Berkshire Hills Bancorp, Inc.	51	518
Boston Private Financial Holdings, Inc.	26	145
Brookline Bancorp, Inc.	25	213
Cathay General Bancorp	27	580
CIT Group, Inc.	36	643
Columbia Banking System, Inc.	21	509
Commerce Bancshares, Inc.	39	2,174
Cullen/Frost Bankers, Inc.	8	537
Customers Bancorp, Inc. *	108	1,204
Dime Community Bancshares, Inc.	25	285
Eagle Bancorp, Inc.	49	1,305
East West Bancorp, Inc.	49	1,596
First BanCorp (Puerto Rico)	80	419
First Commonwealth Financial Corp.	37	287
First Financial Bancorp	14	172
First Horizon National Corp.	110	1,038
First Midwest Bancorp, Inc. (a)	125	1,352
FNB Corp.	112	760
Fulton Financial Corp. (a)	70	653
Great Western Bancorp, Inc.	23	286
Hancock Whitney Corp.	73	1,377
Hanmi Financial Corp.	47	389
Hope Bancorp, Inc.	55	418
International Bancshares Corp.	19	482
NBT Bancorp, Inc.	12	312
OFG Bancorp (Puerto Rico)	18	223
Pacific Premier Bancorp, Inc.	84	1,686
PacWest Bancorp	42	719
Pinnacle Financial Partners, Inc.	25	902
Prosperity Bancshares, Inc.	32	1,679
Signature Bank	28	2,282
Sterling Bancorp	76	795
Synovus Financial Corp.	57	1,215
TCF Financial Corp.	56	1,300
Texas Capital Bancshares, Inc. *	18	548
Trustmark Corp.	22	469
UMB Financial Corp.	12	608
Umpqua Holdings Corp.	79	841
United Bankshares, Inc.	44	936
United Community Banks, Inc.	94	1,598
Valley National Bancorp	114	780
Veritex Holdings, Inc.	7	111
Webster Financial Corp.	32	850
Wintrust Financial Corp.	42	1,679

		41,932

Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *	3	3,003
Coca-Cola Consolidated, Inc.	2	361

		3,364

Biotechnology — 2.0%
Arrowhead Pharmaceuticals, Inc. *	54	2,321
Eagle Pharmaceuticals, Inc. *	37	1,589
Emergent BioSolutions, Inc. *	5	517
Momenta Pharmaceuticals, Inc. *	100	5,252
Myriad Genetics, Inc. *	23	300
REGENXBIO, Inc. *	78	2,138
Spectrum Pharmaceuticals, Inc. * (a)	107	438
United Therapeutics Corp. *	34	3,439

		15,994

Building Products — 1.9%
American Woodmark Corp. *	6	432
Apogee Enterprises, Inc.	10	207
Builders FirstSource, Inc. *	41	1,331
Gibraltar Industries, Inc. *	12	808
Insteel Industries, Inc.	7	133
Lennox International, Inc.	9	2,333
Owens Corning	39	2,663
Patrick Industries, Inc.	9	535
PGT Innovations, Inc. *	47	830
Quanex Building Products Corp.	79	1,451
Resideo Technologies, Inc. *	43	473
Simpson Manufacturing Co., Inc.	2	204

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Trex Co., Inc. *	17	1,181
UFP Industries, Inc.	41	2,309

		14,890

Capital Markets — 2.0%
Affiliated Managers Group, Inc.	12	786
Blucora, Inc. *	43	402
Eaton Vance Corp.	42	1,595
Evercore, Inc., Class A	15	982
FactSet Research Systems, Inc.	14	4,588
Federated Hermes, Inc., Class B	67	1,450
Janus Henderson Group plc (United Kingdom)	7	145
Piper Sandler Cos.	8	613
SEI Investments Co.	43	2,188
Stifel Financial Corp.	56	2,838
Virtus Investment Partners, Inc.	3	416

		16,003

Chemicals — 2.6%
Ashland Global Holdings, Inc.	27	1,901
Avient Corp.	78	2,072
Cabot Corp.	19	672
FutureFuel Corp.	115	1,311
Hawkins, Inc.	3	152
HB Fuller Co.	28	1,296
Ingevity Corp. *	14	712
Innospec, Inc.	9	589
Koppers Holdings, Inc. *	40	834
Kraton Corp. *	22	383
Minerals Technologies, Inc.	13	656
NewMarket Corp.	1	342
RPM International, Inc.	41	3,362
Scotts Miracle-Gro Co. (The)	14	2,202
Sensient Technologies Corp.	9	531
Stepan Co.	17	1,828
Tredegar Corp.	10	152
Trinseo SA	29	749
Valvoline, Inc.	67	1,270

		21,014

Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	24	872
Brady Corp., Class A	19	748
Brink’s Co. (The)	35	1,426
Clean Harbors, Inc. *	19	1,042
Deluxe Corp.	16	404
Harsco Corp. *	29	406
Herman Miller, Inc.	78	2,361
HNI Corp.	19	598
IAA, Inc. *	24	1,244
Interface, Inc.	22	136
KAR Auction Services, Inc.	102	1,467
MSA Safety, Inc.	10	1,395
Pitney Bowes, Inc.	52	278
RR Donnelley & Sons Co. (a)	65	95
Stericycle, Inc. *	8	530
Tetra Tech, Inc.	20	1,909
UniFirst Corp.	5	947

		15,858

Communications Equipment — 0.9%
ADTRAN, Inc.	80	815
Ciena Corp. *	35	1,377
Comtech Telecommunications Corp.	11	153
Digi International, Inc. *	47	733
InterDigital, Inc.	11	639
Lumentum Holdings, Inc. *	31	2,336
Viavi Solutions, Inc. *	77	899

		6,952

Construction & Engineering — 1.7%
AECOM *	93	3,894
Aegion Corp. *	9	129
Arcosa, Inc.	18	807
Comfort Systems USA, Inc.	34	1,753
Dycom Industries, Inc. *	12	629
EMCOR Group, Inc.	41	2,787
Fluor Corp. (a)	54	472
MasTec, Inc. * (a)	50	2,093
Valmont Industries, Inc.	7	919

		13,483

Construction Materials — 0.2%
Eagle Materials, Inc.	14	1,235
US Concrete, Inc. *	6	177

		1,412

Consumer Finance — 0.6%
Encore Capital Group, Inc. *	9	336
Enova International, Inc. *	12	198
EZCORP, Inc., Class A *	31	155
FirstCash, Inc.	15	847
Green Dot Corp., Class A *	18	891
LendingTree, Inc. *	2	737
Navient Corp.	84	710
SLM Corp.	150	1,213

		5,087

Containers & Packaging — 0.7%
AptarGroup, Inc.	8	883
Greif, Inc., Class A	7	261
O-I Glass, Inc.	63	663
Silgan Holdings, Inc.	64	2,334
Sonoco Products Co.	27	1,394

		5,535

Distributors — 0.8%
Core-Mark Holding Co., Inc.	50	1,447
Pool Corp.	14	4,683

		6,130

Diversified Consumer Services — 0.9%
American Public Education, Inc. *	28	792
Graham Holdings Co., Class B	2	768
Grand Canyon Education, Inc. *	2	168
H&R Block, Inc.	63	1,020
Perdoceo Education Corp. *	28	348
Service Corp. International	70	2,956
Strategic Education, Inc.	8	704
WW International, Inc. *	19	349

		7,105

Diversified Financial Services — 0.3%
Jefferies Financial Group, Inc.	119	2,146

Diversified Telecommunication Services — 0.2%
ATN International, Inc.	4	175

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Cogent Communications Holdings, Inc.	14	847
Vonage Holdings Corp. *	88	902

		1,924

Electric Utilities — 1.1%
Hawaiian Electric Industries, Inc.	77	2,566
IDACORP, Inc.	42	3,385
OGE Energy Corp.	84	2,526

		8,477

Electrical Equipment — 1.9%
Acuity Brands, Inc.	14	1,402
Encore Wire Corp.	25	1,165
EnerSys	16	1,069
Generac Holdings, Inc. *	10	1,936
Hubbell, Inc.	19	2,639
nVent Electric plc	58	1,033
Powell Industries, Inc.	38	910
Regal Beloit Corp.	46	4,285
Sunrun, Inc. * (a)	14	1,040

		15,479

Electronic Equipment, Instruments & Components — 4.3%
Arrow Electronics, Inc. *	47	3,731
Avnet, Inc.	82	2,128
Bel Fuse, Inc., Class B	25	270
Belden, Inc.	13	415
Benchmark Electronics, Inc.	13	262
Cognex Corp.	41	2,656
Coherent, Inc. *	8	865
ePlus, Inc. *	15	1,069
Fabrinet (Thailand) *	44	2,748
Insight Enterprises, Inc. *	24	1,341
Itron, Inc. *	23	1,421
Jabil, Inc.	92	3,166
Littelfuse, Inc.	7	1,296
Methode Electronics, Inc.	32	910
National Instruments Corp.	67	2,403
OSI Systems, Inc. *	6	466
Sanmina Corp. *	59	1,596
SYNNEX Corp.	17	2,381
Trimble, Inc. *	69	3,367
TTM Technologies, Inc. *	30	341
Vishay Intertechnology, Inc.	93	1,446

		34,278

Energy Equipment & Services — 0.3%
Bristow Group, Inc. *	10	213
ChampionX Corp. *	62	490
Exterran Corp. *	10	42
Helix Energy Solutions Group, Inc. *	30	71
Helmerich & Payne, Inc.	24	346
Matrix Service Co. *	21	179
Newpark Resources, Inc. *	31	33
Oceaneering International, Inc. *	37	131
Oil States International, Inc. *	22	61
Patterson-UTI Energy, Inc.	77	219
ProPetro Holding Corp. *	91	368
SEACOR Holdings, Inc. *	6	166

		2,319

Entertainment — 0.0% (b)
Cinemark Holdings, Inc.	38	375

Equity Real Estate Investment Trusts (REITs) — 8.1%
Acadia Realty Trust	18	193
Agree Realty Corp.	20	1,241
Alexander & Baldwin, Inc.	61	678
American Assets Trust, Inc.	67	1,619
American Campus Communities, Inc.	25	872
Armada Hoffler Properties, Inc.	94	870
Brixmor Property Group, Inc.	136	1,586
Camden Property Trust	42	3,752
CareTrust REIT, Inc.	31	552
Chatham Lodging Trust	48	369
Community Healthcare Trust, Inc.	8	351
CoreSite Realty Corp.	17	2,045
Corporate Office Properties Trust	126	2,987
Cousins Properties, Inc.	64	1,834
CyrusOne, Inc.	40	2,794
DiamondRock Hospitality Co.	213	1,081
Douglas Emmett, Inc.	82	2,058
EastGroup Properties, Inc.	13	1,733
EPR Properties (a)	17	479
Essential Properties Realty Trust, Inc.	30	557
First Industrial Realty Trust, Inc.	56	2,229
Four Corners Property Trust, Inc.	6	148
GEO Group, Inc. (The)	14	163
Getty Realty Corp.	6	150
Global Net Lease, Inc.	104	1,649
Healthcare Realty Trust, Inc.	60	1,807
Highwoods Properties, Inc.	94	3,149
Hudson Pacific Properties, Inc.	26	579
Independence Realty Trust, Inc.	30	343
Innovative Industrial Properties, Inc.	7	819
Investors Real Estate Trust	11	691
JBG SMITH Properties	42	1,134
Kilroy Realty Corp.	37	1,946
Kite Realty Group Trust	31	364
Lamar Advertising Co., Class A (a)	12	794
Life Storage, Inc.	24	2,558
Medical Properties Trust, Inc.	202	3,559
National Retail Properties, Inc.	28	949
National Storage Affiliates Trust	5	164
Office Properties Income Trust	16	336
Omega Healthcare Investors, Inc.	66	1,985
Park Hotels & Resorts, Inc. (a)	89	891
Pebblebrook Hotel Trust	11	136
PotlatchDeltic Corp.	52	2,204
PS Business Parks, Inc.	2	281
Rayonier, Inc.	31	812
RPT Realty	33	182
Sabra Health Care REIT, Inc.	69	956
Saul Centers, Inc.	4	106
Service Properties Trust	57	454
SITE Centers Corp.	51	366
Spirit Realty Capital, Inc.	57	1,907
STORE Capital Corp.	48	1,303
Summit Hotel Properties, Inc.	41	212
Uniti Group, Inc.	18	188

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Urban Edge Properties	59	573
Urstadt Biddle Properties, Inc., Class A	44	405
Weingarten Realty Investors	44	749
Xenia Hotels & Resorts, Inc.	105	919

		65,811

Food & Staples Retailing — 0.9%
Andersons, Inc. (The)	20	387
BJ’s Wholesale Club Holdings, Inc. *	42	1,753
Casey’s General Stores, Inc.	13	2,292
Chefs’ Warehouse, Inc. (The) *	11	157
Grocery Outlet Holding Corp. *	21	838
PriceSmart, Inc.	8	498
SpartanNash Co.	13	212
Sprouts Farmers Market, Inc. * (a)	46	959
United Natural Foods, Inc. * (a)	21	309

		7,405

Food Products — 1.7%
B&G Foods, Inc. (a)	21	592
Cal-Maine Foods, Inc. *	10	395
Darling Ingredients, Inc. *	54	1,956
Flowers Foods, Inc.	88	2,129
Hain Celestial Group, Inc. (The) *	13	446
Ingredion, Inc.	41	3,084
J&J Snack Foods Corp.	2	274
John B Sanfilippo & Son, Inc. (a)	4	279
Pilgrim’s Pride Corp. *	65	977
Post Holdings, Inc. *	22	1,875
Sanderson Farms, Inc. (a)	7	838
Seneca Foods Corp., Class A *	10	366
TreeHouse Foods, Inc. * (a)	20	819

		14,030

Gas Utilities — 1.1%
National Fuel Gas Co.	36	1,471
New Jersey Resources Corp.	32	855
Southwest Gas Holdings, Inc.	20	1,253
Spire, Inc.	18	931
UGI Corp.	121	4,005

		8,515

Health Care Equipment & Supplies — 3.1%
Avanos Medical, Inc. *	16	518
CONMED Corp. (a)	9	684
Cutera, Inc. *	6	106
Globus Medical, Inc., Class A *	27	1,312
Haemonetics Corp. *	21	1,806
Hill-Rom Holdings, Inc.	32	2,672
ICU Medical, Inc. *	13	2,376
Inogen, Inc. *	8	218
Integer Holdings Corp. *	11	655
Integra LifeSciences Holdings Corp. *	24	1,147
Lantheus Holdings, Inc. *	22	276
LivaNova plc *	15	683
Masimo Corp. *	17	4,061
Meridian Bioscience, Inc. *	20	341
Merit Medical Systems, Inc. *	17	757
Natus Medical, Inc. *	12	209
Neogen Corp. *	2	157
NuVasive, Inc. *	17	811
OraSure Technologies, Inc. *	19	232
Orthofix Medical, Inc. *	17	526
Penumbra, Inc. * (a)	12	2,333
Quidel Corp. *	13	2,896

		24,776

Health Care Providers & Services — 4.2%
Acadia Healthcare Co., Inc. *	16	472
Addus HomeCare Corp. *	5	482
Amedisys, Inc. *	13	2,955
AMN Healthcare Services, Inc. *	17	980
BioTelemetry, Inc. *	25	1,126
Chemed Corp.	6	2,690
CorVel Corp. *	4	308
Covetrus, Inc. *	32	778
Encompass Health Corp.	33	2,125
Ensign Group, Inc. (The)	18	999
HealthEquity, Inc. *	23	1,202
LHC Group, Inc. *	11	2,423
Magellan Health, Inc. *	32	2,392
MEDNAX, Inc. * (a)	108	1,756
Molina Healthcare, Inc. *	24	4,446
Owens & Minor, Inc. (a)	104	2,609
Patterson Cos., Inc.	34	808
Providence Service Corp. (The) *	4	362
RadNet, Inc. *	15	229
Select Medical Holdings Corp. *	103	2,144
Tenet Healthcare Corp. *	45	1,103
Tivity Health, Inc. * (a)	81	1,131

		33,520

Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc. * (a)	67	545
HealthStream, Inc. *	10	207
HMS Holdings Corp. *	56	1,348
NextGen Healthcare, Inc. *	17	222
Omnicell, Inc. *	14	1,068

		3,390

Hotels, Restaurants & Leisure — 2.5%
BJ’s Restaurants, Inc.	8	241
Bloomin’ Brands, Inc. (a)	26	400
Boyd Gaming Corp.	29	887
Brinker International, Inc.	13	558
Caesars Entertainment, Inc. * (a)	29	1,609
Cheesecake Factory, Inc. (The)	11	291
Cracker Barrel Old Country Store, Inc.	6	645
Dine Brands Global, Inc.	6	328
Dunkin’ Brands Group, Inc.	29	2,359
Jack in the Box, Inc. (a)	9	698
Marriott Vacations Worldwide Corp.	14	1,280
Papa John’s International, Inc.	9	699
Penn National Gaming, Inc. * (a)	45	3,258
Ruth’s Hospitality Group, Inc.	8	86
Scientific Games Corp. *	22	751
Six Flags Entertainment Corp.	28	574
Texas Roadhouse, Inc.	23	1,395
Wendy’s Co. (The)	66	1,469
Wingstop, Inc.	3	451
Wyndham Destinations, Inc.	40	1,240
Wyndham Hotels & Resorts, Inc.	24	1,192

		20,411

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Durables — 2.4%
Cavco Industries, Inc. *	5	956
Century Communities, Inc. *	10	423
Helen of Troy Ltd. *	2	345
Installed Building Products, Inc. *	8	773
iRobot Corp. * (a)	10	751
KB Home	61	2,347
La-Z-Boy, Inc.	16	503
M/I Homes, Inc. *	9	428
MDC Holdings, Inc.	18	853
Meritage Homes Corp. *	21	2,285
Taylor Morrison Home Corp. *	45	1,097
Tempur Sealy International, Inc. *	17	1,489
Toll Brothers, Inc.	48	2,312
TopBuild Corp. *	12	2,048
TRI Pointe Group, Inc. *	47	856
Tupperware Brands Corp. *	14	291
Universal Electronics, Inc. *	36	1,370

		19,127

Household Products — 0.4%
Central Garden & Pet Co. *	36	1,417
Central Garden & Pet Co., Class A *	16	575
Energizer Holdings, Inc.	23	896

		2,888

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	21	2,537

Insurance — 4.3%
Alleghany Corp.	7	3,468
Ambac Financial Group, Inc. *	18	232
American Equity Investment Life Holding Co.	32	704
American Financial Group, Inc.	45	3,019
Brighthouse Financial, Inc. *	40	1,082
Brown & Brown, Inc.	36	1,637
CNO Financial Group, Inc.	55	879
eHealth, Inc. * (a)	9	687
First American Financial Corp.	62	3,136
Hanover Insurance Group, Inc. (The)	32	2,984
HCI Group, Inc.	2	113
James River Group Holdings Ltd.	11	508
Kemper Corp.	28	1,898
Old Republic International Corp.	202	2,970
Primerica, Inc.	15	1,720
Reinsurance Group of America, Inc.	34	3,189
RenaissanceRe Holdings Ltd. (Bermuda)	17	2,953
Selective Insurance Group, Inc.	20	1,049
Stewart Information Services Corp.	37	1,601
Third Point Reinsurance Ltd. (Bermuda) *	76	528
United Insurance Holdings Corp.	76	463
Universal Insurance Holdings, Inc.	12	165

		34,985

Interactive Media & Services — 0.3%
QuinStreet, Inc. *	46	730
TripAdvisor, Inc.	71	1,395
Yelp, Inc. *	27	532

		2,657

Internet & Direct Marketing Retail — 0.4%
Grubhub, Inc. *	12	897
Stamps.com, Inc. *	10	2,313

		3,210

IT Services — 2.8%
Alliance Data Systems Corp.	10	437
CACI International, Inc., Class A *	19	4,095
Cardtronics plc, Class A *	15	306
EVERTEC, Inc. (Puerto Rico)	21	715
ExlService Holdings, Inc. *	12	802
KBR, Inc.	99	2,216
ManTech International Corp., Class A	11	758
MAXIMUS, Inc.	23	1,539
NIC, Inc.	24	469
Perficient, Inc. *	12	513
Perspecta, Inc.	152	2,958
Sabre Corp. (a)	180	1,170
Science Applications International Corp.	17	1,364
Sykes Enterprises, Inc. *	70	2,380
Unisys Corp. * (a)	42	448
WEX, Inc. *	14	2,001

		22,171

Leisure Products — 0.9%
Brunswick Corp.	31	1,820
Mattel, Inc. *	128	1,495
Polaris, Inc.	31	2,970
YETI Holdings, Inc. *	24	1,074

		7,359

Life Sciences Tools & Services — 1.7%
Bio-Techne Corp.	13	3,320
Charles River Laboratories International, Inc. *	19	4,235
Medpace Holdings, Inc. *	9	1,028
NeoGenomics, Inc. * (a)	38	1,402
PRA Health Sciences, Inc. *	22	2,252
Syneos Health, Inc. *	24	1,286

		13,523

Machinery — 4.6%
AGCO Corp.	55	4,073
Albany International Corp., Class A	10	485
Barnes Group, Inc.	17	608
Chart Industries, Inc. *	11	794
Colfax Corp. * (a)	31	975
Crane Co.	52	2,628
Federal Signal Corp.	20	585
Graco, Inc.	8	497
Greenbrier Cos., Inc. (The)	49	1,432
Hillenbrand, Inc.	37	1,035
ITT, Inc.	59	3,455
John Bean Technologies Corp. (a)	12	1,084
Lydall, Inc. *	8	124
Meritor, Inc. *	27	563
Middleby Corp. (The) *	8	682
Mueller Industries, Inc.	36	971
Nordson Corp.	10	1,957
Oshkosh Corp.	52	3,815
SPX Corp. *	17	797
SPX FLOW, Inc. *	15	638

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Standex International Corp.	4	266
Terex Corp.	62	1,204
Timken Co. (The)	69	3,728
Toro Co. (The)	37	3,140
Wabash National Corp. (a)	134	1,597
Woodward, Inc.	6	465

		37,598

Marine — 0.1%
Kirby Corp. *	13	459

Media — 1.4%
AMC Networks, Inc., Class A * (a)	70	1,725
Cable One, Inc.	2	3,205
EW Scripps Co. (The), Class A	20	233
Gannett Co., Inc. (a)	90	117
John Wiley & Sons, Inc., Class A	68	2,163
Meredith Corp. (a)	53	693
New York Times Co. (The), Class A	14	591
TEGNA, Inc.	196	2,307

		11,034

Metals & Mining — 1.9%
Allegheny Technologies, Inc. *	47	411
Arconic Corp. *	15	288
Carpenter Technology Corp.	6	116
Cleveland-Cliffs, Inc. (a)	85	547
Commercial Metals Co.	101	2,023
Haynes International, Inc.	10	174
Kaiser Aluminum Corp.	11	571
Materion Corp.	12	640
Reliance Steel & Aluminum Co.	40	4,101
Royal Gold, Inc.	13	1,598
Steel Dynamics, Inc.	94	2,704
SunCoke Energy, Inc.	167	571
Warrior Met Coal, Inc.	41	699
Worthington Industries, Inc.	12	491

		14,934

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance, Inc. (a)	53	474
ARMOUR Residential REIT, Inc.	22	212
Capstead Mortgage Corp.	22	122
Invesco Mortgage Capital, Inc. (a)	6	15
KKR Real Estate Finance Trust, Inc.	33	541
New York Mortgage Trust, Inc.	123	314
PennyMac Mortgage Investment Trust	36	583
Redwood Trust, Inc. (a)	96	725

		2,986

Multiline Retail — 0.3%
Big Lots, Inc.	15	651
Macy’s, Inc. (a)	111	632
Ollie’s Bargain Outlet Holdings, Inc. * (a)	12	1,057

		2,340

Multi-Utilities — 0.7%
Black Hills Corp.	22	1,177
MDU Resources Group, Inc.	152	3,420
NorthWestern Corp.	24	1,184

		5,781

Oil, Gas & Consumable Fuels — 1.3%
Antero Midstream Corp.	97	522
Callon Petroleum Co. *	5	25
Cimarex Energy Co.	39	954
CNX Resources Corp. *	71	667
EQT Corp.	99	1,276
Green Plains, Inc. * (a)	44	675
Murphy Oil Corp. (a)	66	586
Par Pacific Holdings, Inc. *	86	580
PBF Energy, Inc., Class A	26	147
PDC Energy, Inc. *	36	445
Renewable Energy Group, Inc. *	33	1,773
REX American Resources Corp. *	2	144
Southwestern Energy Co. *	173	407
World Fuel Services Corp.	60	1,273
WPX Energy, Inc. *	180	881

		10,355

Paper & Forest Products — 0.8%
Boise Cascade Co.	51	2,028
Clearwater Paper Corp. *	5	182
Domtar Corp.	37	977
Louisiana-Pacific Corp.	88	2,587
Mercer International, Inc. (Germany)	17	113
Neenah, Inc.	6	210
PH Glatfelter Co.	16	222
Schweitzer-Mauduit International, Inc.	12	357

		6,676

Personal Products — 0.3%
Edgewell Personal Care Co. *	20	555
Medifast, Inc.	5	763
Nu Skin Enterprises, Inc., Class A	20	1,021
USANA Health Sciences, Inc. * (a)	4	295

		2,634

Pharmaceuticals — 0.4%
Endo International plc *	272	899
Lannett Co., Inc. * (a)	241	1,470
Prestige Consumer Healthcare, Inc. *	20	721
Supernus Pharmaceuticals, Inc. *	17	352

		3,442

Professional Services — 1.5%
ASGN, Inc. *	20	1,252
CoreLogic, Inc.	29	1,969
FTI Consulting, Inc. *	14	1,459
Heidrick & Struggles International, Inc.	43	853
Insperity, Inc.	14	904
Kelly Services, Inc., Class A	14	237
Korn Ferry	51	1,476
ManpowerGroup, Inc.	41	3,028
Resources Connection, Inc.	40	467
TrueBlue, Inc. *	21	332

		11,977

Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.	20	1,873
RE/MAX Holdings, Inc., Class A	8	249
Realogy Holdings Corp. *	119	1,121

		3,243

Road & Rail — 0.7%
ArcBest Corp.	67	2,069

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Avis Budget Group, Inc. *	16	432
Landstar System, Inc.	27	3,433

		5,934

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc. *	15	919
Axcelis Technologies, Inc. *	12	273
Cabot Microelectronics Corp.	5	706
Cirrus Logic, Inc. *	21	1,419
Cohu, Inc.	15	249
Cree, Inc. *	23	1,466
Diodes, Inc. *	14	785
First Solar, Inc. *	7	437
FormFactor, Inc. *	30	748
Ichor Holdings Ltd. *	9	196
Kulicke & Soffa Industries, Inc. (Singapore)	80	1,795
MKS Instruments, Inc.	19	2,040
Monolithic Power Systems, Inc.	11	3,187
Photronics, Inc. *	21	204
Power Integrations, Inc.	20	1,119
Rambus, Inc. *	40	541
Semtech Corp. *	24	1,250
Silicon Laboratories, Inc. *	15	1,478
SMART Global Holdings, Inc. * (a)	37	1,023
SolarEdge Technologies, Inc. *	17	4,146
Synaptics, Inc. * (a)	26	2,091
Ultra Clean Holdings, Inc. *	28	593
Universal Display Corp.	15	2,656
Veeco Instruments, Inc. * (a)	2	28

		29,349

Software — 2.9%
ACI Worldwide, Inc. *	43	1,129
Bottomline Technologies DE, Inc. *	12	514
CDK Global, Inc.	66	2,860
CommVault Systems, Inc. *	17	710
Fair Isaac Corp. *	10	4,277
j2 Global, Inc. *	17	1,163
Manhattan Associates, Inc. *	34	3,199
Progress Software Corp.	24	865
PTC, Inc. *	53	4,342
Qualys, Inc. *	11	1,108
SPS Commerce, Inc. *	13	1,036
Xperi Holding Corp.	157	1,804

		23,007

Specialty Retail — 3.0%
Aaron’s, Inc.	23	1,322
American Eagle Outfitters, Inc. (a)	54	797
Asbury Automotive Group, Inc. * (a)	7	672
AutoNation, Inc. *	22	1,186
Bed Bath & Beyond, Inc. (a)	46	685
Boot Barn Holdings, Inc. * (a)	10	284
Caleres, Inc.	17	158
Children’s Place, Inc. (The) (a)	3	83
Designer Brands, Inc., Class A (a)	24	130
Dick’s Sporting Goods, Inc.	23	1,344
Five Below, Inc. *	11	1,448
Foot Locker, Inc.	40	1,318
Group 1 Automotive, Inc.	6	530
Guess?, Inc.	17	196
Haverty Furniture Cos., Inc. (a)	6	120
Lithia Motors, Inc., Class A	8	1,801
Lumber Liquidators Holdings, Inc. *	10	214
MarineMax, Inc. *	8	195
Michaels Cos., Inc. (The) *	36	348
Murphy USA, Inc. *	11	1,411
ODP Corp. (The)	51	986
Rent-A-Center, Inc.	45	1,330
RH * (a)	6	2,296
Sally Beauty Holdings, Inc. * (a)	33	285
Signet Jewelers Ltd. (a)	20	378
Sleep Number Corp. *	9	440
Sonic Automotive, Inc., Class A	8	301
Urban Outfitters, Inc. *	24	506
Williams-Sonoma, Inc. (a)	29	2,631
Zumiez, Inc. *	29	818

		24,213

Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc. *	30	232
NCR Corp. *	49	1,081

		1,313

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd. *	50	904
Carter’s, Inc.	16	1,420
Crocs, Inc. *	26	1,128
Deckers Outdoor Corp. *	15	3,365
Fossil Group, Inc. * (a)	19	109
G-III Apparel Group Ltd. *	15	197
Kontoor Brands, Inc.	15	368
Skechers U.S.A., Inc., Class A *	47	1,422
Steven Madden Ltd.	28	555
Wolverine World Wide, Inc.	29	736

		10,204

Thrifts & Mortgage Finance — 0.9%
Essent Group Ltd.	28	1,029
Flagstar Bancorp, Inc.	13	379
HomeStreet, Inc.	9	234
Meta Financial Group, Inc.	12	221
New York Community Bancorp, Inc.	160	1,327
NMI Holdings, Inc., Class A *	30	541
Northwest Bancshares, Inc.	240	2,212
TrustCo Bank Corp.	146	763
Walker & Dunlop, Inc.	10	514

		7,220

Tobacco — 0.2%
Universal Corp.	9	394
Vector Group Ltd.	166	1,603

		1,997

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	14	755
DXP Enterprises, Inc. *	5	73
GMS, Inc. *	14	347
MSC Industrial Direct Co., Inc., Class A	16	1,019
NOW, Inc. *	114	515
Univar Solutions, Inc. *	83	1,396
Veritiv Corp. *	24	299
Watsco, Inc.	2	582

		4,986

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Water Utilities — 0.6%
American States Water Co.	12	933
California Water Service Group	17	717
Essential Utilities, Inc.	78	3,131

		4,781

Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.	17	751
Spok Holdings, Inc.	100	953
Telephone and Data Systems, Inc.	73	1,337

		3,041

TOTAL COMMON STOCKS (Cost $675,321)		786,666

SHORT-TERM INVESTMENTS — 5.4%
INVESTMENT COMPANIES — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (c) (d) (Cost $15,315)	15,310	15,321

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (c) (d)	20,009	20,014
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (c) (d)	7,846	7,846

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $27,861)		27,860

TOTAL SHORT-TERM INVESTMENTS (Cost $43,176)		43,181

Total Investments — 103.2% (Cost $718,497)		829,847
Liabilities in Excess of Other Assets — (3.2)%		(25,396)

Net Assets — 100.0%		804,451

Percentages indicated are based on net assets.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $27,335,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	55	12/2020	USD	4,140	121
S&P Midcap 400 E-Mini Index	66	12/2020	USD	12,245	353

					474

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$829,847	$—	$—	$829,847

Appreciation in Other Financial Instruments
Futures Contracts (a)	$474	$—	$—	$474

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM, 0.23% (a) (b)	$24,762	$24,802	$34,240	$(3)	$— (c)	$15,321	15,310	$10	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (a) (b)	35,019	39,001	54,000	(2)	(4)	20,014	20,009	26	—
JPMorgan U.S. Government Money Market Fund Class IM, 0.06% (a) (b)	4,323	44,258	40,735	—	—	7,846	7,846	1	—

Total	$64,104	$108,061	$128,975	$(5)	$(4)	$43,181		$37	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
(c)	Amount rounds to less than one thousand.